SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
SUBSEQUENT EVENTS

During July 2018, the company drew an additional $517,000 on the ARC business loan.

During July 2018, the company entered into digital marketing consulting agreement with an unrelated entity. For compensation of services, the company will transfer an initial 150,000 shares of common stock and then pay a monthly fee of $25,000 and quarterly stock fee of 150,000 shares of common stock. The agreement has a one year term.

On January 25, 2018, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $346,660. The agreement calls for monthly payments until maturity of December 25, 2020.

During 2018, the company drew an additional $1,300,000 on the ARC business loan. (see note 3)

On March 29, 2018, Quest entered into an equipment financing agreement with an affiliated entity, to purchase certain surface mining equipment for $135,000. Payments of $75,000 and $60,000 are due on April 6, 2018 and April 13, 2018, respectively.